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                          HALLMARK EQUITY SERIES TRUST

                       HALLMARK CAPITAL APPRECIATION FUND,
                    HALLMARK INFORMED INVESTORS GROWTH FUND,
                       HALLMARK INTERNATIONAL EQUITY FUND,
                     HALLMARK INTERNATIONAL SMALL-CAP FUND,
                         HALLMARK LARGE-CAP GROWTH FUND,
                       HALLMARK SMALL-CAP GROWTH FUND, AND
                         HALLMARK STRATEGIC GROWTH FUND

                        Supplement dated January 15, 2004
                     to Prospectus dated September 30, 2003

On September 24, 2003, the Board of Trustees of the Reserve Private Equity Series approved changing its name to "Hallmark Equity Series Trust" and also approved the filing of an amendment to the Trust's Declaration of Trust with the State of Delaware. The name change is effective January 15, 2004.

The reference to "Reserve Private Equity Series" on the front cover, back cover, and pages 17, 19, 20 and 24 is deleted and replaced with "Hallmark Equity Series Trust ".

The "Reserve" logo on the front and back covers is deleted and replaced with the "Hallmark Funds" logo.

All references to "Reserve Capital Appreciation Fund" are deleted and replaced with "Hallmark Capital Appreciation Fund".

All references to "Reserve Informed Investors Growth Fund" are deleted and replaced with "Hallmark Informed Investors Growth Fund".

All references to "Reserve International Equity Fund" are deleted and replaced with "Hallmark International Equity Fund".

All references to "Reserve International Small-Cap Fund" are deleted and replaced with "Hallmark International Small-Cap Fund".

All references to "Reserve Large-Cap Growth Fund" are deleted and replaced with "Hallmark Large-Cap Growth Fund".

All references to "Reserve Small-Cap Growth Fund" are deleted and replaced with "Hallmark Small-Cap Growth Fund".

All references to "Reserve Strategic Growth Fund" are deleted and replaced with "Hallmark Strategic Growth Fund".

The reference to the 800-637-1700 telephone number on pages 19, 21, 24 and the back cover is deleted in its entirety and replaced with the following telephone number:

                                  888-823-2867

The reference to the website "www.reservefunds.com" on the back cover is deleted and replaced with "www.hallmarkfunds.com".